Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue	$ 224,875	$ 212,861	$ 664,712	$ 600,560
Operating expenses:
Ship operating	48,590	49,429	145,430	143,295
Cost of services, supervision fees	2,600	0	7,800	1,300
Depreciation and amortization	52,701	51,528	166,053	150,478
General and administrative	8,094	6,959	24,951	20,141
Operating leases (note 9)	23,817	11,155	59,330	25,889
Loss on disposal (note 5)	16,487	0	16,487	0
Expenses related to customer bankruptcy (note 4)	18,883	0	18,883	0
Vessel impairments (note 5)	202,775	0	202,775	0
Total operating expenses	373,947	119,071	641,709	341,103
Operating earnings (loss)	(149,072)	93,790	23,003	259,457
Other expenses (income):
Interest expense and amortization of deferred financing fees	29,952	28,950	90,190	82,207
Interest income	(1,231)	(1,611)	(7,076)	(8,270)
Undrawn credit facility fees	810	758	1,963	2,465
Refinancing expenses	1,190	1,616	1,962	3,920
Change in fair value of financial instruments (note 16)	(684)	44,774	75,081	64,629
Equity loss (income) on investment	4,562	(1,683)	594	(3,017)
Other expense (income)	363	496	770	(5,656)
Total other expenses (income)	34,962	73,300	163,484	136,278
Net earnings (loss)	$ (184,034)	$ 20,490	$ (140,481)	$ 123,179
Earnings (loss) per share (note 11):
Class A common share, basic and diluted	$ (1.86)	$ 0.07	$ (1.77)	$ 0.83